    As filed with the Securities and Exchange Commission on May 31, 2001


                                                              File Nos. 2-90519
                                                                       811-4007

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM N-1A


                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 39

                                       and

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                AMENDMENT NO. 40

               SMITH BARNEY TRUST II (formerly CitiFunds Trust II) (Exact Name of Registrant as Specified in Charter)

                    7 World Trade Center, New York, NY 10048
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: (800) 451-2010

        Robert I. Frenkel, 7 World Trade Center, New York, New York 10048
                     (Name and Address of Agent for Service)

                                    Copy to:
             Roger P. Joseph, Bingham Dana LLP, 150 Federal Street,
                           Boston, Massachusetts 02110


    It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b).
[ ] on (date) pursuant to paragraph (b).
[ ] 60 days after filing pursuant to paragraph (a)(1).
[x] on August 19, 2001 pursuant to paragraph (a)(1) of Rule 485.
[ ] 75 days after filing pursuant to paragraph (a)(2).
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

    If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* This filing relates solely to shares of the Trust's series Smith Barney Research Fund and Global Research Fund.

                                EXPLANATORY NOTE

      Part A (the Prospectuses) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment 35 to the Registration Statement under the Securities Act of 1933 (File No. 2-90519) and Amendment No. 36 to the Registration Statement under the Investment Company Act of 1940 (File No. 811-4007) pursuant to Rule 485(a) on December 31, 2000 (Accession No. 0000950156-00-000623) are herein incorporated by reference.

                                     PART C

Item 23.  Exhibits.

                *  a(1) Amended and Restated Declaration of Trust of the
                        Registrant
          ******,  a(2) Form of Amendments to Amended and Restated Declaration
      **********,       of Trust
      ***********
     and herewith
       **********  a(3) Form of Amended and Restated Designation of Classes of
                        the Registrant
             ****  b(1) Amended and Restated By-Laws of the Registrant
             ****  b(2) Amendments to Amended and Restated By-Laws of the
                        Registrant
              ***  d(1) Management Agreement between the Registrant and
                        Citibank, N.A., as manager to Smith Barney Small Cap
                        Growth Opportunities Fund
              ***  d(2) Management Agreement between the Registrant and
                        Citibank, N.A., as manager to Smith Barney Diversified
                        Large Cap Growth Fund
      ***********  d(3) Form of Management Agreement between the Registrant and
                        SSB Citi Mutual Fund Management Inc., as manager to the
                        Smith Barney Research Fund and Smith Barney Global
                        Research Fund
       **********  e    Distribution Agreement between the Registrant and
  and ***********       Salomon Smith Barney Inc., as distributor with respect
                        to the shares of each class of each series of the
                        Registrant
               **  g(1) Custodian Contract between the Registrant and State
                        Street Bank and Trust Company ("State Street"), as
                        custodian
      ***********  g(2) Form of Letter Agreement adding Smith Barney Research
                        Fund and Smith Barney Global Research Fund to the
                        Custodian Contract between the Registrant and State
                        Street
      ***********  h(1) Transfer Agency and Services Agreement between the
                        Registrant, with respect to its series, and Citi
                        Fiduciary Trust Company as transfer agent
               **  h(2) Accounting Services Agreement between the Registrant and State Street, as fund accounting agent
       **********  h(3) Sub-Transfer Agency and Services Agreement between the
                        Registrant and PFPC Global Fund Services
      ***********  h(4) Form of Letter Agreement adding Smith Barney Research
                        Fund and Smith Barney Global Research Fund to the
                        Transfer Agency and Services Agreement between the
                        Registrant and Citi Fiduciary Trust Company, as transfer
                        agent
      ***********  h(5) Form of Letter Agreement adding Smith Barney Research
                        Fund and Smith Barney Global Research Fund to the
                        Sub-Transfer Agency and Services Agreement between the
                        Registrant and PFPC Global Fund Services
            *****  i    Opinion and consent of counsel
      ***********  m(1) Form of Service Plan of the Registrant for Class A
                        shares of Smith Barney International Large Cap Fund
      ***********  m(2) Form of Service Plan of the Registrant for Class B
                        shares of Smith Barney International Large Cap Fund
      ***********  m(3) Form of Service Plan of the Registrant for Class L
                        shares of Smith Barney International Large Cap Fund
       **********  m(4) Amended and Restated Service Plan of the Registrant for
                        Class A shares of Smith Barney Small Cap Growth
                        Opportunities Fund and Smith Barney Diversified Large
                        Cap Growth Fund
       **********  m(5) Service Plan of the Registrant for Class B shares of
                        Smith Barney Small Cap Growth Opportunities Fund and
                        Smith Barney Diversified Large Cap Growth Fund
       **********  m(6) Service Plan of the Registrant for Class L shares of
                        Smith Barney Small Cap Growth Opportunities Fund and
                        Smith Barney Diversified Large Cap Growth Fund
          *******  o    Multiple Class Plan of the Registrant
   ****, ******** p(1) Powers of Attorney for the Registrant and **********
        ********* p(2) Powers of Attorney for The Premium Portfolios and **********
       **********  q(1) Code of Ethics of Registrant, Citibank, N.A. and
                        SSB Citi Mutual Fund Management Inc.
       **********  q(2) Code of Ethics of Salomon Smith Barney Inc.

------------------
           * Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 28, 1997.

          ** Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on October 24, 1997.

        *** Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on November 3, 1997.

       **** Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on June 29, 1998.

      ***** Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on December 16, 1998.

     ****** Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on December 21, 1998.

    ******* Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on March 1, 1999.

   ******** Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on December 29, 1999.

  *********  Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 28, 2000.

 **********  Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on June 16, 2000.

***********  Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on December 29, 2000.

***********  Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 15, 2001.

Item 24.  Persons Controlled by or under Common Control with Registrant.

         Not applicable.

Item 25.  Indemnification.

         Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and Salomon Smith Barney Inc., filed as Exhibits to this Post-Effective Amendments No. 34 and 35 to its Registration Statement on Form N-1A; and (c) undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser.

         Citi Fund Management Inc. (formerly known as Citigroup Mutual Fund Management Inc.) ("Citi Fund Management"). Citi Fund Management was incorporated in January, 2001 under the laws of the State of Delaware. Citi Fund Management is a wholly owned subsidiary of Smith Barney Fund Management LLC, which in turn is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. Citi Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940.

         The list required by this Item 26 of officers and directors of Citi Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Citi Fund Management pursuant to the Investment Advisers Act of 1940 Act (the "Advisers Act") (SEC File No. 801-60004).

Item 27.  Principal Underwriters.

     (a) Salomon Smith Barney Inc., the Registrant's distributor is also the distributor for the following CitiFunds funds: Citi(R) FORTUNE 500 Index Fund, Citi(R) FORTUNE e-50 Index Fund, Citi(R) Nasdaq-100 Index Fund, Citi(R) Small Cap Index Fund, Citi(R) U.S. 1000 Fund, Citi(R) Technology Index Fund, Citi(R) U.S. Bond Index Fund, Citi(R) Global Titans Index Fund, Citi(R) Financial Services Index Fund, Citi(R) Health Sciences Index Fund, Citi(R) National Tax Free Income Fund, Citi(R) California Tax Free Income Fund, Citi(R) New York Tax Free Income Fund, Citi(R) Short-Term U.S. Government Income Fund, Citi(R) Cash Reserves, Citi(R) U.S. Treasury Reserves, Citi(R) Tax Free Reserves, Citi(R) New York Tax Free Reserves, Citi(R) California Tax Free Reserves, Citi(R) Connecticut Tax Free Reserves, Citi(R) Premium Liquid Reserves; Citi(R) Premium U.S. Treasury Reserves, Citi(R) Institutional Liquid Reserves, Citi(R) Institutional U.S. Treasury Reserves, Citi(R) Institutional Tax Free Reserves, Citi(R) Institutional Cash Reserves, CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth and CitiSelect(R) VIP Folio 500 Growth Plus. Salmon Smith Barney Inc. is also the placement agent for Government Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Cash Reserves Portfolio, Tax Free Reserves Portfolio and U.S. Treasury Reserves Portfolio.

     Salomon Smith Barney is also the distributor for the following Smith Barney funds: Smith Barney International Large Cap Fund, Smith Barney Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

         (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Salomon Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

         (c) Not applicable.

Item 28. Location of Accounts and Records.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

    NAME                                          ADDRESS

    Salomon Smith Barney, Inc.                    388 Greenwich Street
    (distributor)                                 New York, NY 10013

    PFS Distributors, Inc.                        3120 Breckinridge Blvd.
    (distributor)                                 Duluth, GA 30099

    State Street Bank and Trust Company           1776 Heritage Drive
    (transfer agent, custodian and fund           North Quincy, MA 02171
    accounting agent)

    SSB Citi Fund Management LLC                  388 Greenwich Street
    (manager)                                     New York, NY 10013

Item 29.  Management Services.

         Not applicable.

Item 30.  Undertakings.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 31st day of May, 2001.

                                      CITIFUNDS TRUST II,
                                          on behalf of Smith Barney Research
                                          Fund and Smith Barney Global
                                          Research Fund

                                      By: Thomas C. Mandia
                                          ----------------------------
                                          Thomas C. Mandia
                                          Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on May 31, 2001.

         Signature                             Title
         ---------                             -----


   Irving David*                      Controller
   ----------------------
   Irving David

   Riley C. Gilley*                   Trustee
   ----------------------
   Riley C. Gilley

   Diana R. Harrington*               Trustee
   ----------------------
   Diana R. Harrington

   Susan B. Kerley*                   Trustee
   ----------------------
   Susan B. Kerley
                                      President, Principal Executive
   Heath B. McLendon*                   Officer and Trustee
   ----------------------
   Heath B. McLendon

   C. Oscar Morong, Jr.*              Trustee
   ----------------------
   C. Oscar Morong, Jr.

   E. Kirby Warren*                   Trustee
   ----------------------
   E. Kirby Warren

*By: Thomas C. Mandia
     ----------------------------
     Thomas C. Mandia
     Executed by Thomas C. Mandia
     on behalf of those indicated
     pursuant to Powers of Attorney.

                                 EXHIBIT INDEX

a(2)                Form of Amendment to Amended and Restated
                    Declaration of Trust